Restructuring Activities - Restructuring and Other Related Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (39)	$ 8	$ 2,473	$ 21	$ 6,921	$ 15,162	$ 21,230
Production and Automation Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					6,921	12,757	18,750
Drilling Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 0	$ 2,405	$ 2,480